Trade accounts payable - Long-term Commitments (Details) - Exchange Agreement For Biological Assets - Pangeia Project [Member] - BRL (R$)	Jul. 02, 2026	Jan. 02, 2026	Sep. 15, 2025
Trade accounts payable [Line Items]
Payments Made Amount	R$ 380,946	R$ 464,156,000	R$ 878,049,000
Payments Due Amount			R$ 1,142,584,000